Long-term Debt - Narrative (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2009	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Debt Instrument [Line Items]
Foreign Currency Denominated Debt Translated Into US Dollars		$ 117,000,000,000		$ 145,900,000,000
Maximum Authorized Debt For Further Issuance		69,800,000,000		88,400,000,000
Name Of Mortgage Bond Program		30,000,000,000
Weighted Average Effective Interest Rates For Total Long Term Debt Excluding Structured Notes		4.35%		3.96%
Weighted Average Effective Interest Rates For Total Fixed Rate Debt		5.17%		5.02%
Weighted Average Effective Interest Rates For Total Floating Rate Debt		1.38%		1.09%
Long Term Debt Not Assumed Or Guaranteed By Corporation		105,600,000,000
Hybrid Income Term Securities Issued		1,600,000,000
Issuance of common stock, shares	1,300,000,000
Issuance of common stock			13,468,000,000
Credit Card [Member]
Debt Instrument [Line Items]
Long Term Debt Of Consolidated Variable Interest Entities		33,100,000,000
Automobiles [Member]
Debt Instrument [Line Items]
Long Term Debt Of Consolidated Variable Interest Entities		2,900,000,000
Home Equity [Member]
Debt Instrument [Line Items]
Long Term Debt Of Consolidated Variable Interest Entities		3,100,000,000
Other Variable Interest Entities [Member]
Debt Instrument [Line Items]
Long Term Debt Of Consolidated Variable Interest Entities		10,000,000,000
Bank of America Corporation [Member]
Debt Instrument [Line Items]
Maximum Authorized Bank Notes For Further Issuance		62,400,000,000		54,100,000,000
Bank of America Corporation [Member] | Capital Trust Fourteen [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes		5.63%
Bank of America Corporation [Member] | Junior Subordinated Debt Due 2036 [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes		6.625%
Bank of America Corporation [Member] | Junior Subordinated Debt Due 2035 [Member]
Debt Instrument [Line Items]
Per Annum Interest Rate of the Notes		5.625%
Parent Company And Other Subsidiaries Member [Member]
Debt Instrument [Line Items]
Maximum Of Bank Notes Outstanding With Fixed Or Floating Rate		75,000,000,000
Notes Payable to Bank		6,300,000,000		7,100,000,000
Maximum Authorized Mortgage Notes For Further Issuance		20,600,000,000
Subsidiary of Common Parent [Member]
Debt Instrument [Line Items]
Weighted Average Effective Interest Rates For Total Long Term Debt Excluding Structured Notes		4.74%		4.11%
Exhange Agreement 2011 Trust Securities [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Senior Long-term Debt		1,500,000,000
Exhange Agreement 2011 Trust Securities [Member] | Trust Securities [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		3,800,000,000
Exhange Agreement 2011 Trust Securities [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Issuance of common stock, shares		282,000,000
Issuance of common stock		1,600,000,000
Exchange Agreement 2011 Junior Subordinated [Member]
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt		1,200,000,000
Exchange Agreement 2011 Junior Subordinated [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		4,300,000,000
Exchange Agreement 2011 HITS [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Senior Long-term Debt		505,000,000
Gains (Losses) on Extinguishment of Debt		(12,000,000)
Adjustment to Additional Paid in Capital Negotiated Exchanges		284,000,000
Exchange Agreement 2011 HITS [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		915,000,000
Exchange Agreement 2011 HITS [Member] | HITS [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		917,000,000
Exchange Agreement 2011 HITS [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Issuance of common stock, shares		26,000,000
Issuance of common stock		$ 138,000,000